Acquisitions, Dispositions and Other Transactions (Details) (USD $)	0 Months Ended	6 Months Ended				12 Months Ended			0 Months Ended					0 Months Ended					3 Months Ended		0 Months Ended
	Dec. 30, 2013	Jun. 30, 2014	Dec. 31, 2013	Jun. 18, 2013	May 31, 2013	Dec. 31, 2013 Common Stock	Apr. 10, 2013 Common Stock	Dec. 31, 2012 Common Stock	Jun. 18, 2013 Rochon Capital	Aug. 24, 2012 Rochon Capital	Jun. 30, 2014 Rochon Capital	Dec. 31, 2013 Rochon Capital	Apr. 10, 2013 Rochon Capital	Jun. 14, 2013 Convertible notes one The Tamala L. Longaberger Recoverable Trust	Mar. 14, 2014 Uppercase Living item	Mar. 14, 2014 UAI	Dec. 31, 2013 TLC	Mar. 18, 2013 TLC	Mar. 31, 2014 TLC ECO Business Park in Frazeysburg, Ohio	Jun. 30, 2014 TLC Swim Center item	Mar. 18, 2013 TLC Convertible notes one	Mar. 18, 2013 TLC Promissory note
Acquisitions
Assumed seller's liabilities															$ 512,195
Common stock issuable in consideration (in shares)															254,490
Par value of common stock issuable in consideration (in dollars per share)		$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001							$ 0.0001
Fair value of common stock issuable in consideration															96,706
Shares delivered to escrow account															323,897
Fair value of shares delivered to escrow account															123,081
Maximum duration of escrow account															24 months
Number of contingent payments															3
Contingent consideration payable in 2014 (as a percent)															10.00%
Contingent consideration payable in 2015 (as a percent)															10.00%
Contingent consideration payable in 2016 (as a percent)															10.00%
Ownership interest acquired of the voting stock (as a percent)																		64.60%
Ownership interest acquired of all the stock (as a percent)																		51.70%
Amount of debt																					6,500,000	4,000,000
Common Stock issued upon conversion of the note						32,500,000								32,500,000
Consideration for repurchase of common stock to offset the shares issued to the Trust									0
Number of common stock repurchased to offset the shares issued to the Trust									32,500,000
Common stock, shares issued		487,712,326	487,139,777	487,712,326		487,139,777		487,712,326
Common stock, shares outstanding		487,712,326	487,139,777	487,712,326		487,139,777		487,712,326
Current assets:
Cash and cash equivalents			2,548,167													2,000	84,062
Accounts receivable			885,352													1,742	259,602
Inventory			22,945,944													96,497	19,892,740
Total current assets			29,237,518													100,239	21,310,824
Property, plant and equipment			28,761,687													23,230	28,469,390
Goodwill		4,736,771	4,422,928													469,065	0
Other assets			4,544,099													16,366	3,946,570
Total assets			70,732,742													608,900	53,726,784
Current liabilities:
Accounts payable - trade			8,538,830													267,337	6,383,107
Accrued commissions			4,680,424													79,003	204,042
Deferred revenue			4,328,890													28,399	4,132,386
Other current liabilities			6,745,222													96,706	3,758,003
Total current liabilities			34,572,970													471,445	24,151,540
Other long-term liabilities			65,461													137,455
Total liabilities			45,297,232													608,900	33,417,306
Total liabilities and stockholders' equity			70,732,742													608,900	53,726,784
Proceeds from dispositions	4,036,000																		1,333,857	497,458
Gain on dispositions	2,000																		271,970	35,309
Number of properties sold																				3
Net gain on sales of other assets		$ 99,633
Restricted common stock issued (in shares)										438,086,034
Restricted common stock issued (as a percent)										90.00%
Additional shares issuable under Share Exchange Agreement											504,813,512	504,813,512	504,813,514
Authorized number of shares of common stock		5,000,000,000	5,000,000,000		5,000,000,000	5,000,000,000	5,000,000,000	490,000,000